Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	6,822,225
Proposed Maximum Offering Price per Unit	1.835
Maximum Aggregate Offering Price	$ 12,518,782.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,728.84
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock (the "common stock") issuable upon the conversion or exercise, as applicable, of the Warrants offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Consists of an aggregate of up to 6,822,225 shares of the Registrant's common stock, par value $0.01 per share, issued by the Registrant in a private placement on April 16, 2026, consisting of (i) 98,000 shares of common stock, (ii) 2,124,223 shares of common stock issuable upon the exercise of outstanding Pre-Funded Warrants, (iii) 2,222,223 shares of common stock issuable upon the exercise of outstanding Series I warrants, (iv) 2,222,223 shares of common stock issuable upon the exercise of outstanding Series J Warrants, and (v) 155,556 shares of common stock issuable upon the exercise of outstanding Placement Agent Warrants. (3) With respect to the shares of common stock offered by the Selling Stockholders, estimated at $1.84 per share, the average of the high ($1.96) and low ($1.71) prices as reported on The Nasdaq Capital Market on April 17, 2026, for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.